united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22756

Advisors Preferred Trust

(Exact name of registrant as specified in charter)

80 Arkay Drive, Suite 110 Hauppauge, NY 11788

(Address of principal executive offices) (Zip code)

Rich Malinowski

Gemini Fund Services, LLC., 80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2734

Date of fiscal year end: 6/30

Date of reporting period: 9/30/19

Item 1. Schedule of Investments.

Quantified Managed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2019
Shares				Value
	COMMON STOCKS - 20.1%
	BEVERAGES - 2.0%
7,664	PepsiCo, Inc.			$1,050,734

	CHEMICALS - 0.0%
24,273	A Schulman, Inc. - CVR*			-

	COMMERCIAL SERVICES - 2.0%
6,661	Verisk Analytics, Inc.			1,053,370

	COMPUTERS - 2.0%
5,415	Accenture PLC			1,041,575

	DIVERSIFIED FINANCIAL SERVICES - 3.9%
8,857	American Express Co.			1,047,606
5,921	Visa, Inc.			1,018,471
				2,066,077
	PACKAGING & CONTAINERS - 2.0%
35,074	Silgan Holdings, Inc.			1,053,448

	PHARMACEUTICALS - 2.1%
30,061	Pfizer, Inc.			1,080,092

	REIT - 2.0%
53,773	Apollo Commercial Real Estate Finance, Inc.			1,030,828

	RETAIL - 2.0%
12,016	Starbucks Corp.			1,062,455

	SOFTWARE - 2.1%
11,292	Citrix Systems, Inc.			1,089,904

	TOTAL COMMON STOCKS (Cost - $10,530,671)			10,528,483

	EXCHANGE TRADED FUNDS - 77.6%
	DEBT FUNDS - 72.2%
192,245	Invesco Emerging Markets Sovereign Debt ETF			5,603,942
82,352	Invesco Fundamental High Yield Corporate Bond ETF			1,567,159
204,861	Invesco Preferred ETF			3,077,012
29,019	iShares 7-10 Year Treasury Bond ETF			3,263,767
21,029	iShares 20+ Year Treasury Bond ETF			3,008,829
9,240	iShares Core U.S. Aggregate Bond ETF			1,045,691
92,757	iShares iBoxx $ Investment Grade Corporate Bond ETF			11,824,662
17,991	iShares iBoxx High Yield Corporate Bond ETF			1,568,275
30,619	JPMorgan Global Bond Opportunities ETF			1,565,357
10,444	PIMCO 0-5 Year High Yield Corporate Bond Index ETF			1,041,893
19,217	SPDR Bloomberg Barclays High Yield Bond ETF			2,089,657
21,207	SPDR Doubleline Total Return Tactical ETF			1,044,021
12,386	Vanguard Total Bond Market ETF			1,045,750
				37,746,015
	EQUITY FUNDS - 5.4%
49,015	Arrow Dow Jones Global Yield ETF			782,279
48,135	SPDR SSgA Income Allocation ETF			1,624,840
3,953	WisdomTree U.S. LargeCap Dividend Fund ETF			391,624
				2,798,743

	TOTAL EXCHANGE TRADED FUNDS (Cost - $40,403,421)			40,544,758

	SHORT-TERM INVESTMENTS - 1.3%
	MONEY MARKET FUNDS - 1.3%
341,262	Fidelity Investments Money Market Funds - Government Portfolio - Class I 1.86% (a)			341,262
341,262	First American Government Obligations Fund - Class Z 1.83% (a)			341,262
	TOTAL SHORT-TERM INVESTMENTS (Cost - $682,524)			682,524

	TOTAL INVESTMENTS - 99.0% (Cost - $51,616,616)			$51,755,765
	OTHER ASSETS LESS LIABILITIES - 1.0%			542,635
	NET ASSETS - 100.0%			$52,298,400

CVR	Contingent Value Rights
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust
*	Non-Income producing investment.
(a)	Money market fund; interest rate reflects seven-day effective yield on September 30, 2019.

	FUTURES CONTRACT
	OPEN LONG FUTURES CONTRACT
No. of Contracts	Name	Expiration	Notional Value at September 30, 2019	Unrealized Appreciation (1)
2	Ultra U.S. Treasury T- Bonds	December-19	$383,813	$12,750

	(1) Amount subject to interest rate risk exposure.

Quantified All-Cap Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2019
Shares				Value
	COMMON STOCKS - 78.2%
	AEROSPACE/DEFENSE - 1.0%
1,848	Aerojet Rocketdybe Holdings, Inc. *			$93,342
789	Arconic, Inc.			20,514
				113,856
	AIRLINES - 0.3%
105	Allegiant Travel Co.			15,714
305	Azul SA - ADR *			10,925
1,036	Controladora Vuela Cia de Aviacion SAB de CV - ADR *			10,370
				37,009
	APPAREL - 0.8%
2,824	Kontoor Brands, Inc.			99,122

	AUTO MANUFACTURERS - 0.7%
2,199	General Motors Co.			82,419

	BANKS - 2.5%
201	City Holding Co.			15,326
814	Columbia Banking System, Inc.			30,037
845	Hilltop Holdings, Inc.			20,187
3,576	NBT Bancorp, Inc.			130,846
1,632	State Street Corp.			96,598
				292,994
	BEVERAGES - 0.3%
1,636	PepsiCo, Inc.			224,296

	BIOTECHNOLOGY - 1.9%
420	Arrowhead Pharmaceuticals, Inc. *			11,836
473	Gilead Sciences, Inc.			29,979
				41,815
	CHEMICALS - 0.9%
350	LyondellBasell Industries NV			31,315
2,767	Sinopec Shanghai Petrochemical Co. Ltd. - ADR			80,852
				112,167
	COMMERCIAL SERVICES - 3.3%
1,062	FTI Consulting, Inc. *			112,561
1,346	Insperity, Inc.			132,743
2,493	Korn Ferry			96,330
36	MarketAxess Holdings, Inc.			11,790
282	Mediafast, Inc.			29,224
460	QIWI PLC - ADR			10,097
				392,745
	COMPUTERS - 1.9%
1,162	Accenture PLC			223,511

	COSMETICS/PERSONAL CARE - 0.2%
4,611	Avon Products, Inc. *			20,288

	DISTRIBUTION/WHOLESALE - 0.1%
486	Fastenal Co.			15,878

	DIVERSIFIED FINANCIAL SERVICES - 1.3%
1,884	INTL. FCStone, Inc. *			77,357
2,397	Synchrony Financial			81,714
				159,071
	ELECTRIC - 2.2%
1,719	Black Hills Corp.			131,899
9,373	Centrais Electricas Brasileiras SA - ADR			94,199
886	Cia Paranaense de Energia - ADR			10,641
474	CMS Energy Corp.			30,312
				267,051
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.1%
68	Universal Display Corp.			11,417

Quantified All-Cap Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2019
Shares				Value
	COMMON STOCKS - 78.2% (Continued)
	ELECTRONICS - 0.6%
924	Jabil, Inc.			$33,051
863	Trimble, Inc. *			33,493
				66,544
	ENERGY-ALTERNATE SOURCES - 0.2%
237	SolarEdge Technologies, Inc. *			19,842

	FOOD- 0.1%
182	Tyson Foods, Inc.			15,677

	GAS - 2.1%
4,591	National Fuel Gas Co.			215,410
344	ONE Gas, Inc.			33,062
				248,472
	HEALTHCARE-PRODUCTS - 1.4%
120	IDEXX Laboratories, Inc. *			32,632
673	Insulet Corp. *			110,998
453	Lantheus Holdings, Inc. *			11,354
153	Repligen Corp. *			11,734
				166,718
	HEALTHCARE-SERVICES - 5.0%
522	Chemed Corp.			217,972
4,276	DaVita, Inc. *			244,031
1,575	Medspace Holdings, Inc. *			132,363
				594,366
	HOMEBUILDERS - 2.3%
1,614	LGI Homes, Inc. *			134,478
295	Meritage Homes Corp. *			20,753
4,580	Taylor Morrison Homes Corp. *			118,805
				274,036
	INSURANCE - 1.4%
353	Employers Holdings, Inc.			15,384
467	Fidelity National Financial, Inc.			20,739
511	First American Financial Corp.			30,154
4,181	Old Republic International Corp.			98,546
				164,823
	INTERNET - 0.4%
181	Facebook, Inc. *			32,232
747	NIC, Inc.			15,426
				47,658
	MACHINERY-CONSTRUCTION & MINING - 0.7%
3,073	Terex Corp.			79,806

	METAL FABRICATE/HARDWARE - 1.1%
3,042	Timken Co.			132,357

	MINING - 1.9%
6,422	Barrick Gold Corp.			111,293
24,528	Coeur Mining, Inc. *			117,980
				229,273
	OIL & GAS - 0.8%
1,650	ConocoPhillips			94,017

	PACKAGING & CONTAINERS - 1.9%
7,431	Silgan Holdings, Inc.			223,190

	PHARMACEUTICALS - 0.3%
216	AbbVie, Inc.			16,356
120	Novartis AG - ADR			10,428
297	Novo Nordisk A/S - ADR			15,355
				42,139
	REAL ESTATE - 0.8%
695	Jones Lang LaSalle, Inc.			96,647

Quantified All-Cap Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2019
Shares				Value
	COMMON STOCKS - 78.2% (Continued)
	REITS - 25.3%
8,658	Acadia Realty Trust			$247,446
15,433	Apollo Commercial Real Estate Finance, Inc.			295,851
5,418	CoreCivic, Inc.			93,623
6,669	Cousins Properties, Inc.			250,688
756	Essex Property Trust, Inc.			246,947
11,764	Granite Point Mortgage Trust, Inc.			220,457
12,200	Kimco Realty Corp.			254,736
5,898	Omega Healthcare Investors, Inc.			246,477
5,095	PennyMac Mortgage Investment Trust			113,262
13,168	Redwood Trust, Inc.			216,087
18,436	RPT Realty			249,808
139	SBA Communications Corp.			33,520
1,408	SITE Centers Corp.			21,275
8,997	Washington Real Estate Investment Trust			246,158
8,658	Weingarten Realty Investors			252,207
234	Welltower, Inc.			21,212
				3,009,754
	RETAIL - 6.2%
231	Best Buy Co., Inc.			15,937
1,549	CarMax, Inc. *			136,312
126	Casey's General Stores, Inc.			20,306
95	Cracker Barrel Old Country Store, Inc.			15,452
1,122	Darden Restaurants, Inc.			132,643
1,744	Designer Brands, Inc.			29,857
3,347	GMS, Inc. *			96,126
122	RH *			20,841
1,502	Ruth's Hospitality Group, Inc.			30,663
3,732	Sonic Automotive, Inc.			117,222
132	Starbucks Corp.			11,671
3,739	Zumiez, Inc. *			118,433
				745,463
	SAVINGS & LOANS - 0.3%
2,633	Investors Bancorp, Inc.			29,911

	SEMICONDUCTORS - 3.5%
1,840	Ambarella, Inc. *			115,616
111	Broadcom, Inc.			30,644
835	KLA Corp.			133,141
2,291	Micron Technology, Inc. *			98,169
2,158	Ultra Clean Holdings, Inc. *			31,582
123	Xilinx, Inc.			11,796
				420,948
	SOFTWARE - 3.1%
2,304	Citrix Systems, Inc.			222,382
202	Fiserv, Inc. *			20,925
6,830	Innovation Holdings, Inc. *			111,944
146	Manhattan Associates, Inc. *			11,778
				367,029
	TELECOMMUNICATIONS - 0.4%
299	Ciena Corp. *			11,730
350	Telekomunikasi Indonesia Persero Tbk PT - ADR			10,539
2,275	Viavi Solutions, Inc. - *			31,861
				54,130
	TRUCKING & KEASING- 0.8%
4,479	Fly Leasing Ltd. - ADR *			91,864

	WATER - 0.1%
874	Cia de Saneamento Basico do Estado de Sao Paulo - ADR			10,383

	TOTAL COMMON STOCKS (Cost - $9,289,305)			9,318,686

Quantified All-Cap Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2019
Shares				Value
	EXCHANGE TRADED FUNDS - 15.3%
	DEBT FUNDS - 6.1%
7,682	Direxion Daily 20 Year Plus Treasury Bull 3x Shares			$235,300
1,738	iShares 20+ Year Treasury Bond ETF			248,673
2,325	ProShares Ultra 20+ Year Treasury			245,171
	TOTAL DEBT FUNDS (Cost - $676,277)			729,144

	EQUITY FUNDS - 9.2%
4,983	ProShares Ultra QQQ			482,005
4,757	ProShares Ultra S&P500			611,037
	TOTAL EQUITY FUNDS (Cost - $1,076,122)			1,093,042

	TOTAL EXCHANGE TRADED FUNDS (Cost - $1,752,399)			1,822,186

	RIGHTS - 0.1%
8,999	Pan American Silver Corporation - CVR			7,013
	TOTAL RIGHTS (Cost - $6,396)

	SHORT-TERM INVESTMENTS - 6.2%
	MONEY MARKET FUNDS - 6.2%
368,159	Fidelity Investments Money Market Funds - Government Portfolio - Class I - 1.86% (a)			368,159
368,159	First American Government Obligations Fund - Class Z 1.83% (a)			368,159
	TOTAL SHORT-TERM INVESTMENTS (Cost - $736,318)			736,318

	TOTAL INVESTMENTS - 99.8% (Cost - $11,784,418)			$11,884,203
	OTHER ASSETS LESS LIABILITIES - 0.2%			30,187
	NET ASSETS - 100.0%			$11,914,390

*	Non-Income producing investment
ADR	American Depositary Receipt
CVR	Contingent Value Rights
ETF	Exchange Traded Fund
PLC	Public Limited Company
REIT	Real Estate Investment Trust
(a)	Money market fund; interest rate reflects seven-day effective yield on September 30, 2019.

	FUTURES CONTRACTS
	OPEN LONG FUTURES CONTRACTS
No. of Contracts	Name	Expiration	Notional Value at September 30, 2019	Unrealized (Depreciation) (1)
2	Nasdaq 100 E-mini	December-19	$310,820	$(4,560)
3	S&P 500 E-mini	December-19	446,775	(1,918)
				$(6,478)
	(1) Amount subject to equity risk exposure.

Quantified Market Leaders Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2019
Shares						Value
	EXCHANGE TRADED FUNDS - 77.8%
	EQUITY FUNDS - 77.8%
1,093,130	Financial Select Sector SPDR Fund ETF					$30,607,640
297,506	Invesco KBW Bank ETF					15,327,509
67,140	iShares PHLX Semiconductor ETF					14,194,067
189,820	iShares Russell 1000 Growth ETF					24,346,313
135,984	iShares Russell Mid-Cap Value ETF					12,197,765
328,149	iShares U.S. Real Estate-ETF					30,695,057
	TOTAL EXCHANGE TRADED FUNDS (Cost - $127,218,620)					127,368,351

	SHORT-TERM INVESTMENTS - 15.8%
	MONEY MARKET FUNDS - 15.8%
12,881,746	Fidelity Investments Money Market Funds - Government Portfolio - Class I 1.86% (a)					12,881,746
12,881,746	First American Government Obligations Fund - Class Z 1.83% (a)					12,881,746
	TOTAL SHORT-TERM INVESTMENTS (Cost - $25,763,492)					25,763,492

	TOTAL INVESTMENTS - 93.6% (Cost - $152,982,112)					$153,131,843
	OTHER ASSETS LESS LIABILITIES - 6.4%					10,534,636
	NET ASSETS - 100.0%					$163,666,479

ETF	Exchange Traded Fund
(a)	Money market fund; interest rate reflects seven-day effective yield on September 30, 2019.

TOTAL RETURN SWAPS
Reference Entity *	Number of Shares	Notional Amount at September 30, 2019	Interest Rate Payable (1)	Termination Date	Counterparty	Unrealized Appreciation/ (Depreciation) (2)
Invesco KBW Bank ETF	296,850	$15,293,712	1-Mth USD_LIBOR plus 20 bp	10/13/2020	BRC	$-
iShares PHLX Semiconductor ETF	75,410	15,942,428	1-Mth USD_LIBOR plus 20 bp	10/13/2020	BRC	-
iShares Russell 1000 Growth ETF	304,610	48,624,894	1-Mth USD_LIBOR plus 20 bp	10/13/2020	BRC	-
iShares Russell Mid-Cap Growth ETF	256,980	36,324,123	1-Mth USD_LIBOR plus 20 bp	10/13/2020	BRC	-
Total						$-

BRC - Barclays Capital Inc.
(1) Interest rate is based upon predetermined notional amounts, which may be a multiple of the number of shares plus a specified spread.
(2) Amount subject to equity risk exposure.
LIBOR - London Interbank Offered Rate
* Swap contract reset at September 30, 2019.

Quantified Alternative Investment Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2019
Shares				Value
	OPEN-END MUTUAL FUNDS - 23.0%
	ALTERNATIVE FUNDS - 11.1%
28,573	361 Global Long/Short Equity Fund - Class I			$316,017
28,703	KCM Macro Trends Fund - Class R1			315,446
17,958	Litman Gregory Masters Alternative Strategies Fund - Investor Class			209,570
18,420	Merger Fund - Investor Class			315,165
				1,156,198
	DEBT FUND - 1.6%
9,704	BNY Mellon Dynamic Total Return Fund - Class I			160,601

	EQUITY FUND - 10.3%
11,381	Bridgeway Managed Volatility Fund			173,105
11,759	Franklin Gold and Precious Metals Fund - Class A			198,139
7,740	Permanent Portfolio - Class I			309,445
27,192	Putnam Multi-Asset Absolute Return Fund - Class A			319,234
2,420	Rydex Series - Precious Metals Fund			73,641
				1,073,564

	TOTAL OPEN-END MUTUAL FUNDS (Cost - $2,375,451)			2,390,363

	EXCHANGE TRADED FUNDS - 61.8%
	ALTERNATIVE FUNDS - 2.4%
1,987	First Trust Exchange-Traded Fund III-First Trust Long/Short Equity ETF			81,467
1,605	FlexShares Credit-Scored US Corporate Bond Index Fund			83,942
2,245	WisdomTree Managed Futures Strategy Fund			85,445
				250,854
	DEBT FUNDS - 5.1%
4,700	Invesco Emerging Markets Sovereign Debt ETF			137,005
5,845	iShares Yield Optimized Bond ETF			149,574
1,650	Vident Core U.S. Bond Strategy Fund			83,878
3,159	WisdomTree Yield Enhanced US Aggregate Bond Fund			165,152
				535,609
	EQUITY FUNDS - 54.3%
7,313	Fidelity MSCI Utilities Index ETF			310,729
809	First Trust NASDAQ -100 Technology Index Fund			70,844
8,003	First Trust NASDAQ Clean Edge Green Energy Index Fund			171,344
2,414	First Trust Value Line Dividend Index Fund			84,176
7,839	FlexShares STOXX Global Broad Infrastructure Index Fund			405,590
2,389	Global X Funds Global X Social Media ETF *			76,639
1,175	Global X Silver Miners ETF			33,029
2,109	Global X U.S. Infrastructure Development ETF			34,103
5,053	Invesco BuyBack Achievers ETF			316,217
2,228	Invesco Cleantech ETF			99,395
129	Invesco Dynamic Software ETF *			12,007
26,329	Invesco Global Listed Private Equity ETF			311,209
740	Invesco S&P 500 Equal Weight Technology ETF			132,327
5,214	Invesco S&P High Income Infrastructure ETF			141,874
1,454	Invesco S&P MidCap Low Volatility ETF			76,495
90	Invesco S&P MidCap Momentum ET			5,244
2,327	Invesco Solar ETF			68,344
4,871	Invesco WilderHill Clean-Energy ETF			142,087
254	Invesco Zacks Mid-Cap ETF			18,497
1,562	iShares Edge MSCI Min Vol USA ETF			100,124
35,465	iShares Global Clean Energy ETF			386,569
3,288	iShares Global Infrastructure ETF			153,056
1,068	iShares Global Tech ETF			197,548
3,320	iShares MSCI Global Gold Miners ETF			71,480
677	iShares U.S. Technology ETF			138,250
1,903	Legg Mason Global Infrastructure ETF			59,374
3,358	ProShares D.J. Brookfield Global Infrastructure ETF			152,963
219	SPDR S&P 600 Small Cap Growth ETF			13,050
1,799	SPDR S&P Global Dividend ETF			121,468
1,822	SPDR S&P Global Infrastructure ETF			97,286
4,007	SPDR SSgA Global Allocation ETF			154,614
11,690	SPDR SSgA Income Allocation ETF			394,606
1,998	Technology Select Sector SPDR Fund			160,899
6,506	Utilities Select Sector SPDR Fund			421,198
4,076	VanEck Vectors Gold Miners ETF			108,870
418	Vanguard Information Technology ETF			90,100
2,162	Vanguard Utilities ETF			310,571
296	WisdomTree US SmallCap Fund			10,538
				5,652,714

	TOTAL EXCHANGE TRADED FUNDS (Cost - $6,310,527)			6,439,177

Quantified Alternative Investment Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2019
Shares				Value
	SHORT-TERM INVESTMENTS - 13.9%
	MONEY MARKET FUNDS - 13.9%
725,222	Fidelity Investments Money Market Funds - Government Portfolio - Class I 1.86% (a)			$725,222
725,222	First American Government Obligations Fund - Class Z 1.83% (a)			725,222
	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,450,444)			1,450,444

	TOTAL INVESTMENTS - 98.7% (Cost - $10,136,422)			$10,279,984
	OTHER ASSETS LESS LIABILITIES - 1.3%			134,623
	NET ASSETS - 100.0%			$10,414,607

*	Non-Income producing investment
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust
(a)	Money market fund; interest rate reflects seven-day effective yield on September 30, 2019.

	FUTURES CONTRACTS
	OPEN LONG FUTURES CONTRACTS
No. of			Notional Value at	Unrealized
Contracts	Name	Expiration	September 30, 2019	(Depreciation)(1)
3	NASDAQ 100 E-Mini	December-19	$466,230	$(6,145)

(1) Amount subject to equity risk exposure.

Quantified STF Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2019
Principal Amount ($)			Interest Rate (%)	Maturity	Value
	BONDS & NOTES - 41.2%
	AIRLINES - 1.7%
1,000,000	Southwest Airlines Co.		2.6500	11/5/2020	$1,005,559

	AUTO MANUFACTURERS - 0.8%
500,000	Ford Motor Credit Co. LLC		3.1570	8/4/2020	501,324

	BANKS - 12.5%
1,000,000	Bank of America Corp.		2.1510	11/9/2020	1,000,119
1,000,000	Barclays Bank PLC		2.3750	10/27/2020	990,091
500,000	Credit Suisse Group Funding Guernsey Ltd.		3.1250	12/10/2020	504,827
1,000,000	HSBC USA, Inc.		2.3500	3/5/2020	1,001,468
1,000,000	Royal Bank of Canada		2.5000	1/19/2021	1,006,934
1,000,000	Skandinaviska Enskilda Banken AB		2.6250	3/15/2021	1,007,552
1,000,000	Toronto-Dominion Bank		2.5000	3/31/2021	991,967
1,000,000	Wells Fargo & Co.		2.5500	12/7/2020	1,005,640
					7,508,598
	DIVERSIFIED FINANCIAL SERVICES - 1.7%
1,000,000	Intercontinental Exchange, Inc.		2.7500	12/1/2020	1,007,971

	FOOD - 5.1%
1,000,000	General Mills, Inc.		2.2000	10/21/2019	999,983
1,000,000	Kellogg Co.		4.0000	12/15/2020	1,021,494
1,000,000	Kroger Co.		3.3000	1/15/2021	1,013,390
					3,034,867
	HEALTHCARE - PRODUCTS - 1.7%
1,000,000	Zimmer Biomet Holdings, Inc.		2.7000	4/1/2020	1,001,787

	HEALTHCARE - SERVICES - 1.7%
1,000,000	UnitedHealth Group, Inc.		2.1250	3/15/2021	1,002,837

	INSURANCE - 1.7%
1,000,000	American International Group, Inc.		3.3750	8/15/2020	1,012,005

	LEISURE TIME - 1.7%
1,000,000	Carnival Corp.		3.9500	10/15/2020	1,017,985

	MACHINERY- CONSTRUCTION & MINING - 1.7%
1,000,000	Caterpillar Financial Services Corp.		2.5000	11/13/2020	1,004,479

	PHARMACEUTICALS - 3.4%
1,000,000	AbbVie, Inc.		2.3000	5/14/2021	1,002,205
500,000	Mead Johnson Nutrition Co.		3.0000	11/15/2020	504,476
500,000	Medco Health Solutions, Inc.		4.1250	9/15/2020	509,614
					2,016,295

Quantified STF Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2019
Principal Amount ($)			Interest Rate (%)	Maturity	Value
	BONDS & NOTES - 41.2% (Continued)
	RETAIL - 2.5%
500,000	Home Depot, Inc.		2.0000	4/1/2021	$501,293
1,000,000	McDonald's Corp.		3.5000	7/15/2020	1,011,641
					1,512,934
	SEMICONDUCTORS - 1.6%
1,000,000	KLA-Tencor Corp.		3.3750	11/1/2019	1,000,353

	SOVEREIGN - 1.7%
1,000,000	Export-Import Bank of Korea		4.0000	1/29/2021	1,023,491

	TELECOMMUNICATIONS - 1.7%
1,000,000	AT&T, Inc.		2.4500	6/30/2020	1,002,518

	TOTAL BONDS & NOTES (Cost - $24,622,423)				24,653,003

	CERTIFICATES OF DEPOSIT - 28.4%
	BANKS - 27.2%
1,000,000	Ally Bank		2.2000	12/28/2020	1,005,083
1,000,000	American Express National Bank		2.0500	11/25/2019	1,000,102
1,000,000	Bar Harbor Bank & Trust		2.2000	12/29/2020	1,005,115
500,000	Barclays Bank Delaware		1.9500	10/26/2020	500,870
500,000	Capital One NA		1.9500	9/28/2020	500,813
1,000,000	Comenity Capital Bank		1.6500	3/18/2021	1,001,667
1,000,000	ConnectOne Bank		2.2000	12/28/2020	1,005,104
1,000,000	Discover Bank		1.9500	10/5/2020	1,001,650
250,000	FirstBank Puerto Rico		1.9500	10/13/2020	250,423
1,000,000	Goldman Sachs Bank USA/New York NY		2.2500	12/9/2020	1,005,104
1,000,000	Goldman Sachs Bank USA/New York NY		2.0500	1/13/2020	1,000,503
1,000,000	JPMorgan Chase Bank NA		1.5000	2/10/2021	999,569
500,000	Merrick Bank Corp/South Jordan UT		1.9000	10/30/2020	500,618
1,000,000	Morgan Stanley Bank NA		2.3000	1/11/2021	1,006,505
500,000	MountainOne Bank		2.4000	2/16/2021	500,329
1,000,000	Sallie Mae Bank		2.1500	1/20/2021	1,004,697
1,000,000	State Bank of India/Chicago IL		2.1500	12/16/2019	1,000,203
1,000,000	UBS Bank USA		1.6500	6/7/2021	996,931
1,000,000	World's Foremost Bank		1.7000	6/9/2021	996,922
					16,282,208
	DIVERSIFIED FINANCIAL SERVICES - 0.8%
500,000	Capital One Bank USA NA		1.9500	9/28/2020	500,813

	SAVINGS & LOANS - 0.4%
250,000	Third Federal Savings & Loan Association of Cleveland		1.9500	10/27/2020	250,436

	TOTAL CERTIFICATES OF DEPOSIT (Cost - $16,999,980)				17,033,457

Quantified STF Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2019
Shares					Value
	EXCHANGE TRADED FUNDS - 11.5%
	DEBT FUNDS - 11.1%
89,700	Invesco BulletShares 2019 Corporate Bond ETF				$1,890,876
111,100	Invesco BulletShares 2020 Corporate Bond ETF				2,366,430
89,000	Invesco BulletShares 2021 Corporate Bond ETF				1,892,140
4,700	Invesco Ultra Short Duration ETF				236,927
7,700	SPDR Portfolio Short Term Corporate Bond ETF				237,545
					6,623,918
	EQUITY FUND - 0.4%
1,300	Invesco QQQ Trust Series 1				245,453

	TOTAL EXCHANGE TRADED FUNDS (Cost - $6,862,387)				6,869,371

	SHORT-TERM INVESTMENTS - 6.5%
	MONEY MARKET FUNDS - 6.5%
1,943,369	Fidelity Investments Money Market Funds - Government Portfolio - Class I 1.86% (a)				1,943,369
1,943,369	First American Government Obligations Fund - Class Z 1.83% (a)				1,943,369
	TOTAL SHORT-TERM INVESTMENTS (Cost - $3,886,738)				3,886,738

	TOTAL INVESTMENTS - 87.6% (Cost - $52,371,528)				$52,442,569
	OTHER ASSETS LESS LIABILITIES - 12.4%				7,416,154
	NET ASSETS - 100.0%				$59,858,723

ETF	Exchange Traded Fund
(a)	Money market fund; interest rate reflects seven-day effective yield on September 30, 2019.

	FUTURES CONTRACTS
	OPEN LONG FUTURES CONTRACTS
No. of			Notional Value at		Unrealized
Contracts	Name	Expiration	September 30, 2019		(Depreciation) (1)
760	Nasdaq 100 E-Mini	December-19	$118,111,600		$(1,661,046)

(1) Amount subject to equity risk exposure.

Quantified Pattern Recognition Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2019
Principal Amount ($)		Interest Rate (%)	Maturity	Value
	CERTIFICATES OF DEPOSIT - 21.8%
	BANKS - 21.8%
1,000,000	Customers Bank	2.0000	12/30/2019	$1,000,311
1,000,000	Investors Bank/Short Hills NJ	1.9500	1/2/2020	1,000,196
1,000,000	State Bank of India/New York NY	1.9500	10/28/2019	1,000,000
1,000,000	United Bank/Fairfax VA	2.0500	10/30/2019	1,000,000
1,000,000	Valley National Bank/Wayne NJ	1.9500	11/25/2019	1,000,000
1,000,000	West Gate Bank	2.0000	10/30/2019	1,000,000
	TOTAL CERTIFICATES OF DEPOSIT (Cost - $6,000,000)			6,000,507

Shares
	EXCHANGE TRADED FUNDS - 50.9%
	DEBT FUNDS - 50.0%
108,000	Invesco BulletShares 2020 Corporate Bond ETF			2,300,400
108,250	Invesco BulletShares 2021 Corporate Bond ETF			2,301,395
107,250	Invesco BulletShares 2022 Corporate Bond ETF			2,304,802
45,750	Invesco Ultra Short Duration ETF			2,306,257
20,750	iShares Short Treasury Bond ETF			2,295,365
74,500	SPDR Portfolio Short Term Corporate Bond ETF			2,298,325
	TOTAL DEBT FUNDS (Cost - $13,798,141)			13,806,544

	EQUITY FUNDS - 0.9%
850	SPDR S&P 500 ETF Trust			252,255
	TOTAL EQUITY FUNDS (Cost - $251,881)

	TOTAL EXCHANGE TRADED FUNDS (Cost - $14,050,022)			14,058,799

	SHORT-TERM INVESTMENTS - 24.2%
	MONEY MARKET FUNDS - 24.2%
3,336,151	Fidelity Investments Money Market Funds - Government Portfolio - Class I - 1.86% (a)			3,336,151
3,336,152	First American Government Obligations Fund - Class Z 1.83% (a)			3,336,152
	TOTAL SHORT-TERM INVESTMENTS (Cost - $6,672,303)			6,672,303

	TOTAL INVESTMENTS - 96.9% (Cost - $26,722,325)			$26,731,609
	OTHER ASSETS LESS LIABILITIES - 3.1%			862,574
	NET ASSETS - 100.0%			$27,594,183

ETF	Exchange Traded Fund
(a)	Money market fund; interest rate reflects seven-day effective yield on September 30, 2019.

	FUTURES CONTRACTS
	OPEN LONG FUTURES CONTRACTS
No. of Contracts	Name	Expiration	Notional Value at September 30, 2019	Unrealized Appreciation (1)
148	S&P 500 E-mini	December-19	$22,040,900	$82,157

(1) Amount subject to equity risk exposure.

Quantified Tactical Fixed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2019
Principal Amount ($)				Interest Rate (%)	Maturity	Value
	CERTIFICATES OF DEPOSIT - 19.7%
	BANKS - 19.7%
1,000,000	Bank of China Ltd./New York NY			1.9500	11/29/2019	$1,000,079
1,000,000	Customers Bank			2.0000	12/30/2019	1,000,311
1,000,000	Investors Bank/Short Hills NJ			1.9500	1/2/2020	1,000,196
1,000,000	State Bank of India/New York NY			1.9500	10/28/2019	1,000,000
1,000,000	United Bank/Fairfax VA			2.0500	10/30/2019	1,000,000
1,000,000	Valley National Bank/Wayne NJ			1.9500	11/25/2019	1,000,000
1,000,000	West Gate Bank			2.0000	10/30/2019	1,000,000
1,000,000	Woori America Bank			1.9500	11/30/2019	1,000,078
	TOTAL CERTIFICATES OF DEPOSIT (Cost - $8,000,000)					8,000,664

Shares
	EXCHANGE TRADED FUNDS - 55.2%
	DEBT FUNDS - 55.2%
175,000	Invesco BulletShares 2020 Corporate Bond ETF					3,727,500
175,500	Invesco BulletShares 2021 Corporate Bond ETF					3,731,130
173,500	Invesco BulletShares 2022 Corporate Bond ETF					3,728,515
74,000	Invesco Ultra Short Duration ETF					3,730,340
800	iShares 20+ Year Treasury Bond ETF					114,464
33,500	iShares Short Treasury Bond ETF					3,705,770
121,000	SPDR Portfolio Short Term Corporate Bond ETF					3,732,850
	TOTAL EXCHANGE TRADED FUNDS (Cost - $22,438,288)					22,470,569

	SHORT-TERM INVESTMENTS - 24.2%
	MONEY MARKET FUNDS - 24.2%
4,913,465	Fidelity Investments Money Market Funds - Government Portfolio - Class I 1.86% (a)					4,913,465
4,913,465	First American Government Obligations Fund - Class Z 1.83% (a)					4,913,465
	TOTAL SHORT-TERM INVESTMENTS (Cost - $9,826,930)					9,826,930

	TOTAL INVESTMENTS - 99.1% (Cost - $40,265,218)					$40,298,163
	OTHER ASSETS LESS LIABILITIES - 0.9%					377,171
	NET ASSETS - 100.0%					$40,675,334

ETF	Exchange Traded Fund
(a)	Money market fund; interest rate reflects seven-day effective yield on September 30, 2019.

	FUTURES CONTRACTS
	OPEN LONG FUTURES CONTRACTS
No. of Contracts	Name		Expiration	Notional Value at September 30, 2019		Unrealized Appreciation (2)
38	Ultra U.S. Treasury T- Bonds		December-19	$7,292,438		$307,094

TOTAL RETURN SWAPS
Reference Entity *	Number of Shares	Notional Amount at September 30, 2019	Interest Rate Payable (1)	Termination Date	Counterparty	Unrealized Appreciation /(Depreciation) (2)
iShares iBoxx High Yield Corporate Bond ETF	35,800	$3,120,686	1-Mth USD_LIBOR plus 20 bp	10/29/2020	BRC	$-
PIMCO 0-5 Year High Yield Corporate Bond ETF	31,300	3,122,488	1-Mth USD_LIBOR plus 20 bp	10/29/2020	BRC	-
SPDR Bloomberg Barclays High Yield Bond ETF	28,700	3,120,838	1-Mth USD_LIBOR plus 20 bp	10/29/2020	BRC	-
Total						$-

BRC - Barclays Capital Inc.
(1) Interest rate is based upon predetermined notional amounts, which may be a multiple of the number of shares plus a specified spread.
(2) Amount subject to equity risk exposure.
LIBOR - London Interbank Offered Rate
* Swap contract reset at September 30, 2019.

Quantified Evolution Plus Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2019
Shares		Value

	TOTAL INVESTMENTS - 0.0% (Cost - $0)	$-
	OTHER ASSETS LESS LIABILITIES - 100.0%	10
	NET ASSETS - 100.0%	$10

Quantified Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2019

The following is a summary of significant accounting policies followed by each Fund in preparation of their Portfolio of Investments. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Investments in open-end investment companies are valued at net asset value. Short-term debt obligations with remaining maturities in excess of sixty days are valued at current market prices by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”). Total return swaps on exchange-listed securities shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices. Exchange listed swaps shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having sixty days or less remaining until maturity, at time of purchase, may be valued at amortized cost which approximates fair value.

Each Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results

Fair Valuation Process – As noted above, the team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source) and (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor and/or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to eacha Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor and/or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds – Unadjusted Each Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Quantified Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2019

Open-ended investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by each Fund will not change

The Funds utilizes various methods to measure the fair value of all of its their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2019 for each Fund’s assets and liabilities measured at fair value:

Quantified Managed Income Fund
Assets *	Level 1	Level 2	Level 3	Total
Investments
Common Stocks	$10,528,483	$-	$-	$10,528,483
Exchange Traded Funds	40,544,758	-	-	40,544,758
Short-Term Investments	682,524	-	-	682,524
Total	$51,755,765	$-	$-	$51,755,765
Derivatives
Futures Contracts	$12,750	$-	$-	$12,750
Total	$51,768,515	$-	$-	$51,768,515

Quantified All-Cap Equity Fund
Assets *	Level 1	Level 2	Level 3	Total
Investments
Common Stocks	$9,318,686	$-	$-	$9,318,686
Exchange Traded Funds	1,822,186	-	-	1,822,186
Rights	7,013	-	-	7,013
Short-Term Investments	736,318	-	-	736,318
Total	$11,884,203	$-	$-	$11,884,203

Liabilities *
Derivatives
Futures Contracts	$(6,478)	$-	$-	$(6,478)
Total	$(6,478)	$-	$-	$(6,478)

Quantified Market Leaders Fund
Assets *	Level 1	Level 2	Level 3	Total
Investments
Exchange Traded Funds	$127,368,351	$-	$-	$127,368,351
Short-Term Investments	25,763,492	-	-	25,763,492
Total	$153,131,843	$-	$-	$153,131,843
Derivatives:
Total Return Swaps	$-	$-	$-	$-

Quantified Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2019

Quantified Alternative Investment Fund
Assets *	Level 1	Level 2	Level 3	Total
Investments
Open-End Mutual Funds	$2,390,363	$-	$-	$2,390,363
Exchange Traded Funds	6,439,177	-	-	6,439,177
Short-Term Investments	1,450,444	-	-	1,450,444
Total	$10,279,984	$-	$-	$10,279,984
Liabilities*
Derivatives:
Futures Contracts	$(6,145)	$-	$-	$(6,145)
Total	$(6,145)	$-	$-	$(6,145)

Quantified STF Fund
Assets *	Level 1	Level 2	Level 3	Total
Investments
Bonds & Notes	$-	$24,653,003	$-	$24,653,003
Certificates of Deposit	-	17,033,457	-	17,033,457
Exchange Traded Funds	6,869,371	-	-	6,869,371
Short-Term Investments	3,886,738	-	-	3,886,738
Total	$10,756,109	$41,686,460	$-	$52,442,569
Liabilities *
Derivatives:
Futures Contracts	$(1,661,046)	$-	$-	$(1,661,046)
Total	$(1,661,046)	$-	$-	$(1,661,046)

Quantified Pattern Recognition Fund
Assets *	Level 1	Level 2	Level 3	Total
Investments
Certificates of Deposit	$-	$6,000,507	$-	$6,000,507
Exchange Traded Funds	14,058,799	-	-	14,058,799
Short-Term Investments	6,672,303	-	-	6,672,303
Total	20,731,102	6,000,507	-	26,731,609
Derivatives
Futures Contracts	82,157	-	-	82,157
Total	$20,813,259	$6,000,507	$-	$26,813,766

Quantified Tactical Fixed Income Fund
Assets *	Level 1	Level 2	Level 3	Total
Investments
Certificates of Deposit	$-	$8,000,664	$-	$8,000,664
Exchange Traded Funds	22,470,569	-	-	22,470,569
Short-Term Investments	9,826,930	-	-	9,826,930
Total	32,297,499	8,000,664	-	40,298,163
Derivatives
Futures Contracts	307,094	-	-	307,094
Total	$32,604,593	$8,000,664	$-	$40,605,257

Quantified Evolution Plus Fund
Assets *	Level 1	Level 2	Level 3	Total
Investments
Bonds & Notes	$-	$-	$-	$-
Certificates of Deposit	-	-	-	-
Exchange Traded Funds	-	-	-	-
Short-Term Investments	-	-	-	-
Derivatives
Futures Contracts	-	-	-	-
Total	$-	$-	$-	$-
Liabilities
Liabilities
Derivatives:
Futures Contracts	$-	$-	$-	$-
Total	$-	$-	$-	$-

* Refer to the Portfolio of Investments for industry classification.
The Funds did not hold any Level 3 securities during the period.

There were no significant transfers into or out of Level 1 and 2 during the current period presented. It is each Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

Futures Contracts – Each Fund may be subject to the change in value of equity and interest rate risk in the normal course of pursuing its investment objective. Each Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities and interest rates. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (each Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. When the contracts are closed, each Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and each Fund’s basis in the contract. If the Funds were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, each Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Each Fund segregates cash having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recorded in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to each Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Quantified Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2019
Risks of Futures Contracts – The risks inherent in the use of futures contracts include 1) adverse changes in the value of such instruments; 2) imperfect correlation between the price of futures contracts and movements in the price of the underlying securities or index; 3) the possible absence of a liquid secondary market for any particular instrument at any time; 4) the possible need to defer closing out certain positions to avoid adverse tax consequences; and 5) the possible nonperformance by the counterparty under the terms of the contract. The Funds designate all cash, cash equivalents and liquid securities as collateral for futures contracts.

The notional value of the derivative instruments outstanding as of September 30, 2019 as disclosed in each Fund's Portfolio of Investments  serve as indicators of the volume of derivative activity for each Fund.

Exchange Traded Funds – Each Fund may invest in ETFs. ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index.  Each Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Exchange Traded Funds (“ETFs”), Mutual Fund and Exchange Traded Notes (“ETNs”) Risk: ETFs, mutual funds and ETNs are subject to investment advisory or management and other expenses, which will be indirectly paid by the Funds. Each is subject to specific risks, depending on investment strategy. Also, each may be subject to leverage risk, which will magnify losses. ETNs are subject to default risks.

Swap Contracts - Each Fund is subject to equity price risk, interest rate risk, credit risk and counterparty risk in the normal coure of pursuing its investment objective. Each Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differntials in rates of returns) earned or realized on particular pre-determined investments or instruments.

Standard equity swap contracts are between two parties that agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross amount to be exchanged is calculated with respect to a “notional amount” (i.e. the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index or industry sector). Most equity swap agreements entered into by the Fund calculate the obligations of the parties on a “net basis”. Consequently, a Fund’s current obligations under a swap agreement generally will be equal to the net amount to be paid or received under the agreement based on the relative value of the positions held by each party. The Fund’s obligations are accrued daily (offset by any amounts owed to the Fund).

A Fund may enter into swap contracts that provide the opposite return of the particular benchmark or security (“short” the index or security). The operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and the dividends on the underlying securities reduce the return of the swap. However, in certain instances, market factors such as the interest rate environment and the demand to borrow the securities underlying the swap agreement can cause a scenario in which the Fund pays the counterparty interest. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap.  The Fund will typically enter into equity swap agreements in instances where the Advisor believes that it may be more cost effective or practical than buying a security or the securities represented by a particular index.

The amounts to be exchanged or “swapped” between parties are calculated with respect to the notional amount.  Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statement of Operations. The maximum pay-outs for these contracts are limited to the notional amount of each swap. CDS may involve greater risks than if the Fund had invested in the referenced obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk. Open swaps contracts are subject to equity risk.

A Fund collateralizes swap agreements with cash and certain securities if indicated on the Portfolio of Investments of the Fund, respectively. Such collateral is held for the benefit of the counterparty in a segregated account at the Custodian to protect the counterparty against non-payment by the Fund. The Fund does not net collateral. In the event of a default by the counterparty, the Fund will seek return of this collateral and may incur certain costs exercising their rights with respect to the collateral. Amounts expected to be owed to the Fund are regularly collateralized either directly with the Fund or in a segregated account at the Custodian.

A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty to the extent that posted collateral is insufficient. The Fund will enter into swap agreements only with large, well-capitalized and established financial institutions. The creditworthiness of each of the firms that is counterparty to a swap agreement is monitored by the Advisor. The financial statements of these counterparties may be available by accessing the SEC’s website, at www.sec.gov.
Quantified Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
Exchange Traded Funds

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by a Fund and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreements. Any election to early terminate could be material to the financial statements.

The identified cost of investments in securities owned by the Funds for federal income tax purposes and their respective gross unrealized appreciation and depreciation at September 30, 2019, were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Quantified Managed Income Fund	$51,762,019	$375,558	$(381,812)	$(6,254)
Quantified All-Cap Equity Fund	12,132,085	278,913	(526,795)	(247,882)
Quantified Market Leaders Fund	154,115,406	634,639	(1,618,202)	(983,563)
Quantified Alternative Investment Fund	10,191,076	194,709	(105,801)	88,908
Quantified STF Fund	52,409,042	105,810	(72,283)	33,527
Quantified Pattern Recognition Fund	26,722,325	14,997	(5,713)	9,284
Quantified Tactical Fixed Income Fund	40,265,218	39,831	(6,886)	32,945
Quantified Evolution Plus Fund	-	-	-	-

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisors Preferred Trust

By (Signature and Title)

/s/ Catherine Ayers-Rigsby

Catherine Ayers-Rigsby, President/Principal Executive Officer

Date 11/25/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Catherine Ayers-Rigsby

Catherine Ayers-Rigsby, President/Principal Executive Officer

Date 11/25/19

By (Signature and Title)

/s/ Christine Casares

Christine Casares, Treasurer/Principal Financial Officer

Date 11/25/19